Commitments - Additional Information (Detail) m³ in Thousands, R$ in Thousands	Apr. 05, 2019 BRL (R$)	Apr. 05, 2019 m³	Mar. 22, 2019 BRL (R$) m³	Mar. 22, 2019 BRL (R$) m³	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 BRL (R$)
Disclosure of commitments and contingencies [line items]
Investments | R$					R$ 167,481		R$ 181,619
Area port lease [member] | IPP [member]
Disclosure of commitments and contingencies [line items]
Percentage of consortium owned	50.00%
Investments | R$			R$ 160	R$ 160
Area port lease [member] | IPP [member] | Area BEL02A [member]
Disclosure of commitments and contingencies [line items]
Minimum port storage capacity		41
Area port lease [member] | IPP [member] | Area BEL04A [member]
Disclosure of commitments and contingencies [line items]
Minimum port storage capacity		23
Area port lease [member] | IPP [member] | Paraiba [member] | Port of Cabedelo [member]
Disclosure of commitments and contingencies [line items]
Minimum port storage capacity				64
Area port lease [member] | IPP [member] | Espirito Santo [member] | Port of Vitoria [member]
Disclosure of commitments and contingencies [line items]
Minimum port storage capacity			66
Area port lease [member] | Ultracargo [member] | Area VDC12 [member]
Disclosure of commitments and contingencies [line items]
Minimum port storage capacity		59
Area port lease [member] | IPP and Ultracargo [member]
Disclosure of commitments and contingencies [line items]
Port concessions description			These concessions were carried out by two consortiums of which IPP holds one third of the total participation.
Estimated investments to port concessions | R$	R$ 450,000
Aratu [member]
Disclosure of commitments and contingencies [line items]
Cargo rates per ton | $						8.37
Suape [member]
Disclosure of commitments and contingencies [line items]
Cargo rates per ton | $						2.67
Itaqui [Member]
Disclosure of commitments and contingencies [line items]
Cargo rates per ton | $						0.78
Third parties [member]
Disclosure of commitments and contingencies [line items]
Liability insurance policies					1,299	$ 250,000
directors and executive officers (D&O) [member]
Disclosure of commitments and contingencies [line items]
Liability insurance policies					R$ 416	$ 80,000